SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 CNY (¥)
Product Information [Line Items]
Allowance for accounts receivable	$ 139,561
Advance to suppliers			942,626
Accumulated impairment of intangible assets	8,763,352	$ 8,502,698	8,502,698
Cash insured amount	69,797			¥ 500,000
Cash	$ 54,009,557		$ 17,884,684
Supplier Concentration Risk [Member] | Purchases Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk, percentage	70.71%	50.60%
Supplier Concentration Risk [Member] | Purchases Risk [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration risk, percentage	19.65%	27.70%
Supplier Concentration Risk [Member] | Purchases Risk [Member] | Supplier Three [Member]
Product Information [Line Items]
Concentration risk, percentage	5.16%	15.90%
Supplier Concentration Risk [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk, percentage	100.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk, percentage			33.50%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration risk, percentage			33.20%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier Three [Member]
Product Information [Line Items]
Concentration risk, percentage			33.20%
PRC Bank [Member]
Product Information [Line Items]
Cash	$ 54,009,557		$ 17,884,684
Chunshang Xiamen [Member]
Product Information [Line Items]
Value added tax description	product sales and services revenues were subject to VAT at a reduced rate of 13% and subject to surcharges at a reduced surcharge rate of 12% of the VAT payable.
Chunran Guangzhou [Member]
Product Information [Line Items]
Value added tax description	product sales and services revenues were subject to VAT at a reduced rate of 1% and subject to surcharges at a reduced surcharge rate of 6% of the VAT payable.